SEGMENT REPORTING	3 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
Segment Information—The Business Combination that took place on June 30, 2023, where ERES, LMA and Abacus Settlements consummated the combining of the Companies, triggered a re-organization of Abacus Life
Inc., where the legacy Abacus Settlements business and legacy LMA business would both operate under Abacus Life, Inc. subsequent to the Business Combination date. Abacus Settlements historically had one operating and reportable segment, Originations. LMA historically had two operating and reportable segments, (1) Portfolio Servicing and (2) Active Management. As the Business Combination did not occur until the last day of the second quarter of 2023, income activity related to Abacus Settlements had not yet been reported by Abacus Life, Inc. as the businesses did not begin operating as a combined Company until July 1, 2023. As such, beginning in the third quarter of 2023, the Company organizes its business into three reportable segments (1) Portfolio Servicing, (2) Active Management, and (3) Originations, which all generate revenue and incur expenses in different manners.
This segment structure reflects the financial information and reports used by the Company’s management, specifically its chief operating decision maker (CODM), to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280, Segment Reporting. The Company’s CODM is the President and Chief Executive Officer. The Company’s reportable segments are not aggregated.
The Portfolio Servicing segment generates revenues by providing policy services to customers on a contract basis.
The Active Management segment generates revenues by buying, selling, and trading policies and maintaining policies until receipt of death benefits.
The Originations segment generates revenue by originating life insurance policy settlements between investors or buyers, and the sellers, who are often the original policy owner. The policies are purchased from owners or other providers through advisors, brokers or directly through the owner.
The Company’s method for measuring profitability on a reportable segment basis is gross profit. The CODM does not review disaggregated assets by segment. The Company adopted ASU 2023-07 in March 2024. The most significant provision was for the Company to disclose significant segment expenses that are regularly provided to the CODM. The Company’s CODM periodically reviews cost of revenues by segment and treats it as a significant segment expense.
Revenue related to the Company’s reporting segments is as follows:

	Three Months Ended March 31,
	2024	2023
Portfolio servicing	$217,935	$302,871
Active management	19,796,999	9,970,518
Originations	5,024,204	—
Segment revenue (including inter-segment)	25,039,138	10,273,389
Intersegment elimination	(3,551,954)	—
Total revenue	$21,487,184	$10,273,389
Cost of revenue related to the Company’s reporting segments is as follows:

	Three Months Ended March 31,
	2024	2023
Portfolio servicing	$362,392	$325,114
Active management (including stock-compensation)	958,472	164,436
Originations	4,951,987	—
Total expenses (including inter-segment)	6,272,851	489,550
Intersegment elimination	(3,551,954)	—
Total cost of revenue	$2,720,897	$489,550
Information related to the Company’s reporting segments for the three-month ended March 31, 2024 and 2023 is as follows:

	Three Months Ended March 31,
	2024	2023
Portfolio servicing	$(144,457)	$(22,243)
Active management	18,838,527	9,806,082
Originations	72,217	—
Total gross profit	18,766,287	9,783,839
Sales and marketing	(1,929,944)	(729,004)
General and administrative (including stock-based compensation)	(11,353,499)	(696,892)
Depreciation and amortization expense	(1,682,054)	(1,043)
Other (expense) income	(53,028)	(210,432)
Loss on change in fair value of warrant liability	946,960	—
Interest expense	(3,670,445)	(357,383)
Interest income	421,426	7,457
Gain (Loss) on change in fair value of debt	(2,712,627)	(953,433)
Unrealized (loss) gain on investments	1,164,966	125,220
Provision for income taxes	(1,173,513)	656,467
Net income (loss) attributable to non-controlling interests	(73,274)	460,707
Net income attributable to common stockholders	$(1,348,745)	$8,085,503
Segment gross profit is defined as revenues less cost of sales, excluding depreciation and amortization. Expenses below the gross profit line are not allocated across operating segments, as they relate primarily to the overall management of the consolidated entity.
As of March 31, 2024 and March 31, 2023, our operations are confined to the United States.
SEGMENT REPORTING
Segment Information—The Business Combination that took place on June 30, 2023, where ERES, LMA and Abacus Settlements consummated the combining of the Companies, triggered a re-organization of Abacus Life Inc., where the legacy Abacus Settlements business and legacy LMA business would both operate under Abacus Life, Inc. subsequent to the Business Combination date. Abacus Settlement’s historically had one operating segment one reportable segment, Originations. LMA historically had two operating segments, (1) Portfolio Servicing and (2) Active Management. As the Business Combination did not occur until the last day of the second quarter, income activity related to Abacus Settlements had not yet been reported by Abacus Life, Inc. as the businesses did not begin operating as a combined Company until July 1, 2023. As such, beginning in the third quarter, the Company now organizes its business into three reportable segments (1) Portfolio Servicing, (2) Active Management and (3) Originations, which all generate revenue and incur expenses in different manners.
This segment structure reflects the financial information and reports used by the Company’s management, specifically its chief operating decision maker (CODM), to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280, Segment Reporting. The Company’s CODM is the President and Chief Executive Officer. The Company’s reportable segments are not aggregated.
The Portfolio Servicing segment generates revenues by providing policy services to customers on a contract basis.
The Active Management segment generates revenues by buying, selling, and trading policies and maintaining policies until receipt of death benefits.
The Originations segment generates revenue by originating life insurance policy settlements between investors or buyers, and the sellers, who is often the original policy owner. The policies are purchased from owners or other providers through advisors, brokers or directly through the owner.
The Company’s method for measuring profitability on a reportable segment basis is gross profit. The CODM does not review disaggregated assets by segment.
Revenue related to the Company’s reporting segments is as follows:

	Years Ended December 31,
	2023	2022
Portfolio servicing	$1,002,174	$1,470,972
Active management	61,195,377	43,242,580
Originations	19,247,972	—
Segment revenue (including inter-segment)	81,445,523	44,713,552
Intersegment elimination	(15,044,072)	—
Total revenue	$66,401,451	$44,713,552
Information related to the Company’s reporting segments for the years ended December 31, 2023 and 2022 is as follows:

	Years Ended December 31,
	2023	2022
Portfolio servicing	$278,115	$300,235
Active management	59,020,991	38,528,648
Originations	611,968	—
Total gross profit	59,911,074	38,828,883
Sales and marketing	(4,905,747)	(2,596,140)
General, administrative and other (including stock-based compensation)	(26,482,571)	(1,426,865)
Depreciation and amortization expense	(3,409,928)	(4,282)
Other (expense) income	(146,443)	(347,013)
Loss on change in fair value of warrant liability	(4,204,360)	—
Interest expense	(9,866,821)	(42,798)
Interest income	594,764	1,474
Gain (Loss) on change in fair value of debt	(2,356,058)	(90,719)
Unrealized (loss) gain on investments	1,369,112	(1,045,623)
Provision for income taxes	(1,468,535)	(889,943)
Less: Net gain (loss) attributable to non-controlling interests	482,139	(704,699)
Net income attributable to Abacus Life, Inc.	$9,516,626	$31,682,275
Segment gross profit is defined as revenues less cost of revenue, excluding depreciation and amortization. Expenses below the gross profit line are not allocated across operating segments, as they relate primarily to the overall management of the consolidated entity.
As of December 31, 2023 and 2022, our operations are confined to the United States.